Commitments and Contingencies (Details Textual)	6 Months Ended				6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2012 Korea Line Corp [Member] USD ($)	Feb. 22, 2011 Korea Line Corp [Member] USD ($)	Jun. 30, 2012 Pollution Insurance Coverage For Vessel [Member] USD ($)
Operating Leases, Rent Expense		€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range	25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range	40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums	1,000,000
General Insurance Expense					1,000,000,000
Third Party Security Amount				1,680,000
Cash Security Held In Escrow				159,000
KLC Time Charter Outstanding Amount After Provisions			887,000
Provisions Amount			286,000
Undisputed Amount			832,000
Proceeds From Interim Award			335,000
Unsecured Awarded			511,000
Insurance Claims Oustanding			$ 205,000